Preparation of financial statements - Adjustments (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2019
Initial application
Financial assets	€ 2,852		€ 2,852		€ 2,279
Deferred tax liabilities	198		198		142
Accumulated deficit	(67,806)		(67,806)		(60,124)
Accumulated other comprehensive income	1,554		1,554		742
Net loss	€ (5,123)	€ (3,919)	€ (7,724)	€ (6,535)	(14,231)	€ (8,764)	€ (8,554)
Impacts of amemdnemt and recalculation
Initial application
Financial assets		190		190	260			€ 151
Deferred tax liabilities		54		54	73			43
Accumulated deficit		158		158	243			(10)
Accumulated other comprehensive income		(21)		(21)	€ (56)			€ 119
Net loss		(5)		168
Debt investment at FVOCI - net change in fair value		€ (34)		€ (140)